Nov-01-05 01:58pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-457 P.003/004 F-947

Manager
Securities Operations

[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTMS

05069271

1-13997

NYSE

November 1, 2005

RECEIVED
NOV 1 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BALLY TOTAL FITNESS HOLDING CORPORATION, Series B Junior Participating Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 1, 2005.

Sincerely,

[signature]

PROCESSED
NOV 02 2005
THOMSON
FINANCIAL

B

1209844